BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Losses per Share
The following table sets forth the computation of basic and diluted losses per share:

	December 31, 2021	December 31, 2020	December 31, 2019
Numerator:

Net loss for basic and diluted loss per share	$(505,330)	$(67,713)	$(12,195)

Denominator:

Weighted average number of Class A ordinary and preferred shares used in computing basic and diluted net loss per share	235,612,764	155,930,380	126,592,395

Basic and diluted net loss per Class A ordinary and preferred shares	$(2.14)	$(0.43)	$(0.10)